Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan and Accounting Change [Abstract]
Description of the Plan

Note 1 - Description of the Plan

The following description of the QCR Holdings, Inc. 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the plan agreement for a complete description of the Plan’s provisions.

General - The Plan is a defined contribution plan covering substantially all employees of QCR Holdings, Inc., and its subsidiaries, Quad City Bank and Trust Company, Cedar Rapids Bank and Trust Company, Rockford Bank & Trust Company, Springfield First Community Bank, Bates Financial Group, Inc., Community State Bank, Guaranty Bank & Trust, and m2 Lease Funds, LLC, (collectively referred to as the “Company”) who are at least 18 years of age. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

Contributions - Participants may contribute up to 100 percent of their eligible compensation in the form of a salary reduction, not to exceed federal limits. Participants who were 50 years of age or older on December 31, 2025 and 2024, were eligible to make catch-up contributions. The Plan includes an auto-enrollment provision, and all newly eligible participants are automatically enrolled in the Plan, unless they elect not to participate within the 30-day opt out period. The contribution percentage is 6% of the participant’s eligible compensation, with a 1% automatic increase annually up to a maximum of 15%. Contributions under the auto-enrollment provision are invested in a Qualified Default Investment Alternative designated by the Plan until the participant selects other Plan investment options.

Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans in the form of a rollover contributions.

The Company makes discretionary matching contributions equal to 100 percent of the first 3 percent of the participant’s compensation deferred and 50 percent of the next 3 percent of compensation deferred. The Company’s profit-sharing contribution to the Plan is discretionary and is determined annually by the board of directors. There were no discretionary profit-sharing contributions made for the years ended December 31, 2025 and 2024. Participants must complete 1,000 hours of service during the plan year and be actively employed on the last day of the plan year or have terminated employment due to death, disability, or retirement in order to be eligible for matching or profit-sharing contributions.

Participant Accounts - Each participant’s account is credited with the participant’s contribution and the Company’s contribution, plan earnings or losses from that account’s investment activities, and is charged with benefit payments and allocations of administrative expenses. Allocations of the Company’s profit-sharing contribution are based on participant eligible wages. Allocations are based on participant earnings or account balance, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Investment Options - Participants direct the investment of their accounts into various investment options, including mutual funds, common collective trust funds, and the common stock of QCR Holdings, Inc., the Company’s parent company.

Vesting - Participants are immediately vested in their voluntary contributions and actual earnings thereon. Vesting in the Company’s discretionary matching contribution, discretionary profit-sharing contribution, and earnings thereon is based on years of service. Vesting is based on years of continuous service beginning at 20 percent after 1 year of service and increasing 20 percent for each year of continuous service thereafter. A participant is 100 percent vested after 5 years of credited service.

Participant Notes Receivable - The Plan allows eligible participants to borrow up to the lesser of one-half of their vested balance or $50,000 from the Plan. Under the terms of this provision, borrowings are subject to certain limitations, including a minimum borrowing of $1,000 and a maximum term of five years or a reasonable period of time, which may exceed five years for notes receivable used to acquire a principal residence. For the years ended December 31, 2025 and 2024, interest rates were fixed at the prime rate plus 1 percent at the note inception date. Principal and interest are paid through payroll deductions.

Payment of Benefits - Upon termination of service due to death, retirement, or disability, participants or their beneficiaries may receive accumulated benefits. The benefit may be paid as a lump-sum payment equal to the value of their account, monthly installments over a period not to exceed their life expectancy, through a fixed annuity contract or partial distributions, as determined by the participant or beneficiary. For termination of service for other reasons, a participant may receive the value of the vested interest in his or her account as a lump-sum distribution. Involuntary distributions, in the form of rollovers, are made from terminated participant accounts with balances less than $5,000. Under certain circumstances, participants may receive a hardship distribution prior to termination upon approval of the plan administrator. Upon attaining the age of 59 1/2, participants are eligible to receive in-service distributions of all vested balances.

Forfeitures - The Company may elect to have forfeitures of terminated participants’ nonvested employer match and profit-sharing portions of their accounts used to pay administrative plan expenses or reduce future Company matching and profit-sharing contributions.